2. Description of Business and Significant Accounting Policies: Nature of Business (Details)	9 Months Ended
Mar. 31, 2014
Details
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Jul. 07, 1994